Other Current Assets	12 Months Ended
Dec. 31, 2011
Other Current Assets [Abstract]
Other Current Assets
Note 6 - Other Current Assets

	December 31,
	2011	2010
	U.S. Dollars
Due from Government institutions	1,537	964
Income tax receivables	132	55
Due from employees	73	93
Prepaid expenses	472	431
Advances to suppliers	31	81
Deposits for operating leases	339	197
Other	773	593

	3,357	2,414